DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES

NOTE – 6 DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES

	As of Dec 31, 2023	As of Dec 31, 2024
	S$’000	S$’000

Deposits	162	155
Prepayments	11	89
Advance to suppliers	903	871
Lease receivables – Current	184	568
Others	116	125
	1,376	1,808

Lease receivables – Non-current	73	343